Stockholders' Equity and Mezzanine Equity - Redeemable Preferred Stock - Mezzanine Equity (Details) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Redeemable Preferred Stock - Mezzanine Equity
Shares Issued	12,500,000		12,500,000
Shares Outstanding	12,500,000		12,500,000
Carrying Amount	$ 125,190,736		$ 125,000,000
Wag Labs, Inc.
Redeemable Preferred Stock - Mezzanine Equity
Shares Designated	29,295,386		24,545,386			24,545,386
Shares Issued	25,645,386		24,545,386			24,545,386
Shares Outstanding	25,645,386	25,645,386	24,545,386	24,545,386	24,545,386	24,545,386	24,545,386
Carrying Amount	$ 121,190,000	$ 121,190,000	$ 110,265,000	$ 110,265,000	$ 110,265,000	$ 110,265,000	$ 110,265,000
Liquidation Preference	$ 78,417,000		$ 67,417,000			$ 67,417,000
Wag Labs, Inc. | Series Seed redeemable preferred stock
Redeemable Preferred Stock - Mezzanine Equity
Shares Designated	4,502,881		4,502,881			4,502,881
Shares Issued	4,502,881		4,502,881			4,502,881
Shares Outstanding	4,502,881		4,502,881			4,502,881
Carrying Amount	$ 19,382,000		$ 19,382,000			$ 19,382,000
Liquidation Preference	$ 3,117,000		$ 3,117,000			$ 3,117,000
Wag Labs, Inc. | Series A redeemable preferred stock
Redeemable Preferred Stock - Mezzanine Equity
Shares Designated	6,072,815		6,072,815			6,072,815
Shares Issued	6,072,815		6,072,815			6,072,815
Shares Outstanding	6,072,815		6,072,815			6,072,815
Carrying Amount	$ 25,969,000		$ 25,969,000			$ 25,969,000
Liquidation Preference	$ 9,500,000		$ 9,500,000			$ 9,500,000
Wag Labs, Inc. | Series B redeemable preferred stock
Redeemable Preferred Stock - Mezzanine Equity
Shares Designated	6,694,033		6,694,033			6,694,033
Shares Issued	6,694,033		6,694,033			6,694,033
Shares Outstanding	6,694,033		6,694,033			6,694,033
Carrying Amount	$ 32,057,000		$ 32,057,000			$ 32,057,000
Liquidation Preference	$ 15,000,000		$ 15,000,000			$ 15,000,000
Wag Labs, Inc. | Series C redeemable preferred stock
Redeemable Preferred Stock - Mezzanine Equity
Shares Designated	7,275,657		7,275,657			7,275,657
Shares Issued	7,275,657		7,275,657			7,275,657
Shares Outstanding	7,275,657		7,275,657			7,275,657
Carrying Amount	$ 32,857,000		$ 32,857,000			$ 32,857,000
Liquidation Preference	$ 39,800,000		$ 39,800,000			$ 39,800,000
Wag Labs, Inc. | Series P redeemable preferred stock
Redeemable Preferred Stock - Mezzanine Equity
Shares Designated	4,750,000		4,750,000
Shares Issued	1,100,000		1,100,000
Shares Outstanding	1,100,000		1,100,000
Carrying Amount	$ 10,925,000
Liquidation Preference	$ 11,000,000